INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 4 — INTANGIBLE ASSETS, NET

Intangible assets include patents purchased and patents acquired in lieu of cash in licensing transactions. Patents purchased are recorded based at their acquisition cost and patents acquired in lieu of cash are recorded at their fair market value. Intangible assets consisted of the following:

	December 31, 2016	December 31, 2015
Intangible Assets	$30,214,116	$41,014,992
Accumulated Amortization & Impairment	(17,899,488)	(15,557,353)

Intangible assets, net	$12,314,628	$25,457,639

Intangible assets are comprised of patents with estimated useful lives between approximately 1 to 13 years. Once placed in service, the Company amortizes the costs of intangible assets over their estimated useful lives on a straight-line basis. During the years ended December 31, 2016 and 2015, respectively, the Company capitalized a total of $6,450,000 and $252,946 in patent acquisition costs. Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. Amortization of patents is included as an operating expense as reflected in the accompanying consolidated statements of operations. The Company assesses fair market value for any impairment to the carrying values.  Management concluded that there was an impairment to the carrying value in the amount of $11,958,882 for the year ended December 31, 2016 compared to an impairment to the carrying value in the amount of $5,793,409 for the year ended December 31, 2015. The Company determined the fair value using a Level 3 fair value category of unobservable inputs and concluded that the fair value on these intangibles was zero.

Amortization expense for the years ended December 31, 2016 and 2015 was $7,453,004 and $10,825,164, respectively.  Future amortization of current intangible assets, net is as follows:

2017	$2,317,258
2018	1,885,345
2019	1,801,910
2020	1,492,503
2021	1,324,119
2022 and thereafter	3,493,493

Total	$12,314,628

Since November 2012, the Company has continued to add to its intangible assets, through either the purchase of intangible asset directly or purchasing entities holding intangible assets. During the years ended December 31, 2016 and December 31, 2015, the Company made the following intangible asset acquisitions:

•

In April 2015, we purchased 43 patents from Bridgestone Americas Tire Operations LLC (“BATO”), with such patents related to automobile tire pressure monitoring systems, with such purchase terminated and reversed on November 15, 2015.

•	In June 2016, we acquired two patent portfolios from Siemens covering W-CDMA and GSM cellular technology;
•	In July 2016, we acquired a patent portfolio from Siemens covering internet-of-things technology;
•	In August 2016, we acquired a patent portfolio from CPT IP Holdings, LLC covering battery technology;
•	In August 2016, we entered into a Patent Funding and Exclusive License Agreement with a Fortune 50 company to monetize more than 10,000 patents in a single industry vertical; and
•	In September 2016, we acquired a patent from Cirrex Systems, LLC covering LED technology.